SEGMENTAL INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 charterers	Dec. 31, 2010 charterers	Dec. 31, 2009 charterers	Aug. 31, 2010 segments
Segment Reporting [Abstract]
Number of charterers	6	6	6
Segmental information:
Number of reportable business segments				1
Revenue from external customers	$ 299,848	$ 244,045
Vessel and voyage operating expenses	(68,914)	(85,221)
Administrative expenses	(33,679)	(22,832)	(19,958)
Impairment of long-term assets	(500)	(4,500)	(1,500)
Depreciation and amortization	(70,286)	(65,076)
Other operating gains and losses	(5,438)	(6,230)
Operating income	121,031	60,186	31,383
Gain on sale of available-for-sale securities	541	4,196	0
Net financial expenses	(53,102)	(66,961)	(1,692)
Income taxes	1,705	(1,427)	(1,643)
Equity in net losses of investees	1,900	1,435	4,902
Net income (loss)	68,275	(5,441)	31,501
Non-controlling interests	(21,625)	5,825	(8,419)
Net income attributable to Golar LNG Ltd	46,650	384	23,082
Total assets	2,232,634	2,077,772
Vessel operations
Segmental information:
Revenue from external customers	299,848	244,045
Vessel and voyage operating expenses	(68,914)	(85,221)
Administrative expenses	(26,988)	(16,580)
Impairment of long-term assets	(500)	(4,500)
Depreciation and amortization	(69,814)	(65,038)
Other operating gains and losses	0	0
Operating income	133,632	72,706
Gain on sale of available-for-sale securities	541	4,196
Net financial expenses	(52,593)	(66,775)
Income taxes	1,705	(1,427)
Equity in net losses of investees	1,900	1,435
Net income (loss)	81,385	7,265
Non-controlling interests	(21,625)	5,825
Net income attributable to Golar LNG Ltd	59,760	13,090
Total assets	2,230,006	2,038,384
LNG Trading
Segmental information:
Revenue from external customers	0	0
Vessel and voyage operating expenses	0	0
Administrative expenses	(6,691)	(6,252)
Impairment of long-term assets	0	0
Depreciation and amortization	(472)	(38)
Other operating gains and losses	(5,438)	(6,230)
Operating income	(12,601)	(12,520)
Gain on sale of available-for-sale securities	0	0
Net financial expenses	(509)	(186)
Income taxes	0	0
Equity in net losses of investees	0	0
Net income (loss)	(13,110)	(12,706)
Non-controlling interests	0	0
Net income attributable to Golar LNG Ltd	(13,110)	(12,706)
Total assets	$ 2,628	$ 39,388